Inventory (Details) - USD ($) $ in Thousands	Nov. 30, 2022	Aug. 31, 2022
Inventory
Ore stockpile	$ 1,745	$ 2,643
Gold in circuit	1,255	210
Gold doré		253
Total precious metals inventories	3,000	3,106
Supplies	831	524
Total inventories	$ 3,831	$ 3,630